Share-based payment arrangements - Measurement of fair values (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Expected life (weighted-average)	2 years 3 months 18 days	3 years
Top of range
Share-based compensation
Exercise price (weighted average)	$ 6.08	$ 3.95
Bottom of range
Share-based compensation
Exercise price (weighted average)	$ 1.83	$ 1.83
Incentive stock options (ISO)
Share-based compensation
Expected life (weighted-average)	3 years 3 months 18 days	4 years
Incentive stock options (ISO) | Top of range
Share-based compensation
Exercise price (weighted average)	$ 6.3	$ 6.3
Incentive stock options (ISO) | Bottom of range
Share-based compensation
Exercise price (weighted average)	3.95	$ 3.95
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020 | Program, 1
Share-based compensation
Fair value at grant date	0.09
Share price at grant date	4.14
Exercise price (weighted average)	$ 1.83
Expected volatility (weighted average)	27.73%
Expected life (weighted-average)	6 years 9 months 18 days
Expected dividends %	5.05%
Interest rate	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020 | Program, 2
Share-based compensation
Fair value at grant date	$ 0.09
Share price at grant date	4.14
Exercise price (weighted average)	$ 1.83
Expected volatility (weighted average)	27.73%
Expected life (weighted-average)	6 years 9 months 18 days
Expected dividends %	5.05%
Interest rate	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021 | Program, 3
Share-based compensation
Fair value at grant date	$ 0.32
Share price at grant date	3.81
Exercise price (weighted average)	$ 3.49
Expected volatility (weighted average)	27.73%
Expected life (weighted-average)	5 years
Expected dividends %	5.05%
Interest rate	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021 | Program, 4
Share-based compensation
Fair value at grant date	$ 0.33
Share price at grant date	3.81
Exercise price (weighted average)	$ 3.49
Expected volatility (weighted average)	27.73%
Expected life (weighted-average)	5 years
Expected dividends %	5.05%
Interest rate	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1
Share-based compensation
Share price at grant date	$ 5.57
Expected volatility (weighted average)	31.71%
Expected life (weighted-average)	5 years
Interest rate	3.73%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 2.42
Exercise price (weighted average)	16.75
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	0.18
Exercise price (weighted average)	$ 4.1
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2
Share-based compensation
Expected volatility (weighted average)	32.69%
Expected life (weighted-average)	4 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2 | Top of range
Share-based compensation
Fair value at grant date	$ 4
Share price at grant date	6.3
Exercise price (weighted average)	$ 5.81
Interest rate	4.69%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2 | Bottom of range
Share-based compensation
Fair value at grant date	$ 1.4
Share price at grant date	4.79
Exercise price (weighted average)	$ 4.1
Interest rate	3.61%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2024 | Program, 3
Share-based compensation
Fair value at grant date	$ 2.15
Share price at grant date	4.77
Exercise price (weighted average)	$ 3.95
Expected volatility (weighted average)	53.89%
Expected life (weighted-average)	4 years
Interest rate	6.37%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2025 | Program, 2
Share-based compensation
Fair value at grant date	$ 1.41
Share price at grant date	5.88
Exercise price (weighted average)	$ 6.08
Expected volatility (weighted average)	17.79%
Expected life (weighted-average)	3 years
Interest rate	7.68%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1
Share-based compensation
Expected life (weighted-average)	6 years
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 1.54
Share price at grant date	9.39
Exercise price (weighted average)	$ 16.75
Expected volatility (weighted average)	31.71%
Interest rate	4.69%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	$ 0.44
Share price at grant date	6.3
Exercise price (weighted average)	$ 6.3
Expected volatility (weighted average)	27.44%
Interest rate	3.83%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2024 | Program, 2
Share-based compensation
Fair value at grant date	$ 2.42
Share price at grant date	4.77
Exercise price (weighted average)	$ 3.95
Expected volatility (weighted average)	53.98%
Expected life (weighted-average)	4 years
Interest rate	6.72%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2025 | Program, 2
Share-based compensation
Fair value at grant date	$ 1.52
Share price at grant date	5.88
Exercise price (weighted average)	$ 5.88
Expected volatility (weighted average)	17.79%
Expected life (weighted-average)	3 years
Interest rate	7.68%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2025 | Retention Plan
Share-based compensation
Fair value at grant date	$ 1.84
Share price at grant date	4.77
Exercise price (weighted average)	$ 4.77
Expected volatility (weighted average)	48.40%
Expected life (weighted-average)	3 years
Interest rate	3.50%
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1
Share-based compensation
Expected life (weighted-average)	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 9.39
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	8.29
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2024 | Program, 2
Share-based compensation
Fair value at grant date	$ 4.77
Expected life (weighted-average)	3 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2025 | Program, 2
Share-based compensation
Fair value at grant date	$ 5.88
Expected life (weighted-average)	4 years
Equity-settled share-based payment arrangement | Matching Shares [Member] | 2023 | Program, 1
Share-based compensation
Fair value at grant date	$ 5.04
Expected life (weighted-average)	2 years